Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Deferred Income Tax Assets
Stock-based compensation expense	$ 884	$ 903
Other expense items	1,531	1,112
Restructuring charges	211	0
Unearned revenue	520	520
Impaired investments	257	272
Loss carryforwards	1,158	922
Depreciation and amortization	798	0
Other revenue items	56	64
Deferred income tax assets	5,415	3,793
Less valuation allowance	(2,265)	(903)
Deferred income tax assets, net of valuation allowance	3,150	2,890
Deferred Income Tax Liabilities
Foreign earnings	(1,280)	(1,140)
Unrealized gain on investments and debt	(2,223)	(1,974)
Depreciation and amortization	(685)	(470)
Other	(29)	(87)
Deferred income tax liabilities	(4,217)	(3,671)
Net deferred income tax assets (liabilities)	(1,067)	(781)
Reported As
Current deferred income tax assets	1,915	1,941
Other current liabilities	(6,766)	(6,906)
Other long-term assets	2,953	3,422
Long-term deferred income tax liabilities	(2,835)	(2,728)
Net deferred income tax assets (liabilities)	(1,067)	(781)
Deferred Taxes Assets (Liabilities), Net
Reported As
Other current liabilities	(211)	(125)
Other long-term assets	$ 64	$ 131